Share-Based Payments - Restricted Stock Units (Details)	1 Months Ended												12 Months Ended
	Dec. 31, 2024 shares $ / shares	Sep. 30, 2024	Jun. 30, 2024	Apr. 30, 2024	Dec. 31, 2023 shares $ / shares	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Dec. 31, 2022 shares $ / shares	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of RSUs (in shares)													(88,244)	(79,560)	(19,581)
Expected dividend as percentage, share options granted	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs - January 1 (in shares)													442,322	385,280	213,038
Number of RSUs - Granted (in shares)													349,521	192,237	243,010
Vesting of RSUs (in shares)													(140,667)	(105,678)	(53,872)
Number of RSUs - Forfeited (in shares)													(35,816)	(29,517)	(16,896)
Number of RSUs - December 31 (in shares)	615,360				442,322				385,280				615,360	442,322	385,280
Weighted average Grand Date Fair Value - January 1 (in USD per share) | $ / shares													$ 375.89	$ 387.20	$ 314.25
Weighted average Grand Date Fair Value - Granted (in USD per share) | $ / shares													454.57	396.22	375.81
Weighted average Grand Date Fair Value - Vested (in USD per share) | $ / shares													344.68	352.61	0
Weighted average Grand Date Fair Value - Forfeited (in USD per share) | $ / shares													374.10	358.49	307.11
Weighted average Grand Date Fair Value - December 31 (in USD per share) | $ / shares	$ 403.29				$ 375.89				$ 387.20				$ 403.29	$ 375.89	$ 387.20